Form N-1A Supplement	Feb. 24, 2026
ARMOR Core Risk-Managed ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

EXCHANGE LISTED FUNDS TRUST

ARMOR Core Risk-Managed ETF (NYSE Arca Ticker: RMRC)

(the “Fund”)

Supplement dated February 24, 2026

To the Fund’s currently effective Prospectus and Summary Prospectus

(together, the “Prospectuses”)

This supplement provides new and additional information beyond that contained in the Prospectuses for the Fund and should be read in conjunction with those documents.

Under “Fees and Expenses” in the Fund’s summary prospectus and prospectus, the “Annual Fund Operating Expenses” table and “Example” table will be replaced in their entirety with the following for the Fund:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[1]	0.00%
Acquired Fund Fees and Expenses[1]	0.08%
Total Annual Fund Operating Expenses	0.68%
Fee Waiver/Expense Reimbursement[2]	(0.10)%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.58%

[1] Based on estimated amounts for the current fiscal year.

[2] Exchange Traded Concepts, LLC (the “Adviser”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, acquired fund fees and expenses, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.50% of the Fund’s average daily net assets through at least March 31, 2027, unless earlier terminated by the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) for any reason at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$59	$207

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.